Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Document and Entity Information:
Entity Registrant Name	OWC Pharmaceutical Research Corp.
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Entity Central Index Key	0001431934
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	79,729,273
Entity Public Float		$ 5,196,792
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY